Restatement of Previously Issued Audited and Unaudited Consolidated Financial Statements (Details) - Schedule of consolidated statements of cash flow - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Cash Flows from Operating Activities
Net (loss) income	$ 2,373,877	$ (3,352,725)
Change in fair value of warrant liabilities
Restatement Impact [Member]
Cash Flows from Operating Activities
Net (loss) income	414,440	777,266
Change in fair value of warrant liabilities	(414,440)	(777,266)
As Restated [Member]
Cash Flows from Operating Activities
Net (loss) income	2,788,317	(2,575,459)
Change in fair value of warrant liabilities	$ (414,440)	$ (777,266)